Reserves for Losses and Adjustment Expenses - Reconciliation of Reinsurance Recoverables on Unpaid Losses (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Provision for losses and LAE for claims incurred	$ 6.4	$ 7.3
Reinsurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Provision for losses and LAE for claims incurred	(2.1)
Reinsurance Contracts [Axis]: Retroactive Reinsurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance	2,132.0
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance, Ending Balance	$ 1,877.3